Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	$ 4,441,684	$ 4,138,338	$ 4,361,341
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	565,910	539,365	653,452
Central America and the Caribbean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	539,682	442,841	592,947
COLOMBIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue		1,831,218
South America (ex-Colombia)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	933,569	840,934	918,956
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	440,923	$ 483,980	355,389
COLOMBIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	$ 1,961,600		$ 1,840,597